Vanguard® Health Care Fund
Schedule of Investments (unaudited)
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.4%)
Belgium (3.2%)
[1]	UCB SA	10,238,136	1,011,237
*	Argenx SE	1,276,356	318,504
*	Galapagos NV (XBRU)	984,983	115,132
*	Galapagos NV	190,475	22,623
			1,467,496
Brazil (0.0%)
	Notre Dame Intermedica Participacoes SA	1,699,100	19,470
China (1.0%)
*,2	Wuxi Biologics Cayman Inc.	6,344,000	178,163
[2]	WuXi AppTec Co. Ltd. Class H	8,198,680	131,083
*	Zai Lab Ltd.	862,000	71,718
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	14,799,500	61,077
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	11,452,000	22,210
*,2	Shanghai Henlius Biotech Inc. Class H	112,117	539
			464,790
Denmark (1.7%)
*	Genmab A/S	1,953,376	652,477
*	Genmab A/S ADR	3,150,246	106,037
			758,514
Hong Kong (0.6%)
*	BeiGene Ltd. ADR	950,885	281,956
Japan (9.3%)
[1]	Eisai Co. Ltd.	17,856,177	1,388,382
	Daiichi Sankyo Co. Ltd.	23,001,390	607,091
	Ono Pharmaceutical Co. Ltd.	19,628,460	559,906
	Chugai Pharmaceutical Co. Ltd.	12,771,000	492,961
	Astellas Pharma Inc.	35,657,000	488,962
	Takeda Pharmaceutical Co. Ltd.	9,943,216	307,271
	Terumo Corp.	7,859,400	289,257
	Nippon Shinyaku Co. Ltd.	1,977,800	141,326
			4,275,156
Netherlands (0.9%)
*	Koninklijke Philips NV	8,996,518	416,690
Switzerland (4.6%)
	Novartis AG (Registered)	19,912,128	1,551,605
	Roche Holding AG	979,798	314,840
*	Alcon Inc.	2,550,401	144,998
	Roche Holding AG (Bearer)	376,066	121,169
			2,132,612

		Shares	Market Value ($000)
United Kingdom (6.3%)
	AstraZeneca plc	23,788,965	2,388,542
	Smith & Nephew plc	13,455,498	233,643
	Hikma Pharmaceuticals plc	6,910,934	224,699
*	Abcam plc ADR	2,246,707	42,687
			2,889,571
United States (69.8%)
	UnitedHealth Group Inc.	8,871,751	2,707,126
	Pfizer Inc.	72,936,910	2,587,802
	Bristol-Myers Squibb Co.	34,010,542	1,987,916
	Abbott Laboratories	14,223,691	1,495,052
	Thermo Fisher Scientific Inc.	3,088,362	1,461,166
	Eli Lilly and Co.	11,071,078	1,444,333
*	Regeneron Pharmaceuticals Inc.	2,556,310	1,389,508
*	Boston Scientific Corp.	37,324,719	1,279,118
	Anthem Inc.	4,679,915	1,276,681
	Danaher Corp.	5,108,839	1,172,683
*	Biogen Inc.	3,989,586	1,005,655
*,1	Alnylam Pharmaceuticals Inc.	8,117,856	998,253
*	Incyte Corp.	10,484,320	908,362
	HCA Healthcare Inc.	7,140,216	884,958
*	Vertex Pharmaceuticals Inc.	4,200,114	875,136
*,1,3	Mylan NV	50,185,811	729,702
*	Edwards Lifesciences Corp.	9,400,502	673,922
	Humana Inc.	1,655,355	660,950
	Cerner Corp.	9,158,457	641,916
*	Centene Corp.	9,573,772	565,810
	Stryker Corp.	2,696,816	544,784
	Baxter International Inc.	6,195,573	480,591
	Medtronic plc	4,699,327	472,611
	Universal Health Services Inc. Class B	3,564,112	390,448
	Merck & Co. Inc.	5,129,201	385,767
*	Elanco Animal Health Inc.	11,712,265	363,197
	Agilent Technologies Inc.	3,049,141	311,287
*	Laboratory Corp. of America Holdings	1,387,554	277,192
*,1	Bluebird Bio Inc.	5,338,722	276,065
*,1	Agios Pharmaceuticals Inc.	6,435,516	257,871
*,1	Alkermes plc	13,605,397	221,088
*	Seagen Inc.	1,304,756	217,633
*,1	Nektar Therapeutics Class A	13,392,612	212,139
	Teleflex Inc.	652,004	207,487
*	Intuitive Surgical Inc.	291,269	194,300
*	Illumina Inc.	618,833	181,132
*	PPD Inc.	5,428,172	178,478
*	Mirati Therapeutics Inc.	734,259	159,437
*	Acadia Healthcare Co. Inc.	4,337,455	154,630
*	Ascendis Pharma A/S ADR	942,809	154,008
*	IQVIA Holdings Inc.	950,511	146,369
*	PRA Health Sciences Inc.	1,412,629	137,647
*	Hologic Inc.	1,827,072	125,739
*	Molina Healthcare Inc.	657,961	122,690
*	Reata Pharmaceuticals Inc. Class A	976,600	113,979
*	Envista Holdings Corp.	4,293,467	113,433
*	Exact Sciences Corp.	911,215	112,836
	Royalty Pharma plc Class A	3,053,455	112,062
*	Penumbra Inc.	414,598	108,223
*,1	Ironwood Pharmaceuticals Inc. Class A	10,902,066	107,712
*,1	Allscripts Healthcare Solutions Inc.	9,845,231	99,240

		Shares	Market Value ($000)
	Hill-Rom Holdings Inc.	895,896	81,589
*	Quidel Corp.	286,797	76,945
	Alexandria Real Estate Equities Inc.	439,900	66,654
*	Sarepta Therapeutics Inc.	463,410	62,982
	Encompass Health Corp.	796,710	48,846
*	PTC Therapeutics Inc.	868,354	45,319
*	Turning Point Therapeutics Inc.	424,352	39,121
*	Amneal Pharmaceuticals Inc.	9,306,210	38,714
			32,146,294
Total Common Stocks (Cost $28,962,556)			44,852,549
Temporary Cash Investments (3.0%)
Money Market Fund (0.0%)
[4,5]	Vanguard Market Liquidity Fund 0.112%	43,481	4,348
		Face Amount ($000)
Repurchase Agreements (2.6%)
	Bank of America Securities, LLC, 0.090%, 11/2/20 (Dated 10/30/20, Repurchase Value $125,601,000, collateralized by Federal Home Loan Mortgage Corp., 2.000%, 9/1/50, with a value of $128,112,000)	125,600	125,600
	Bank of Nova Scotia, 0.070%, 11/2/20 (Dated 10/30/20, Repurchase Value $369,302,000, collateralized by U.S. Treasury Notes/Bonds, 0.125%–4.375%, 5/31/21–8/15/49, with a value of $376,688,000)	369,300	369,300
	Barclays, 0.070%, 11/2/20 (Dated 10/30/20, Repurchase Value $47,100,000, collateralized by U.S. Treasury Notes/Bonds, 2.750%, 6/30/25, with a value of $48,042,000)	47,100	47,100
	BNP Paribas, 0.080%, 11/2/20 (Dated 10/30/20, Repurchase Value $52,100,000, collateralized by Federal Home Loan Mortgage Corp., 2.316%–6.000%, 7/1/23–4/1/50, Federal National Mortgage Association, 3.500%, 4/1/32, Government National Mortgage Associataion, 2.500%–6.500%, 2/15/32–6/20/50, U.S. Treasury Notes/Bonds, 1.375%–7.875%, 2/15/21–5/15/46 and U.S. Treasury Bill, 0.000%, 3/25/21, with a value of $53,142,000)	52,100	52,100
	Credit Agricole Securities, 0.070%, 11/2/20 (Dated 10/30/20, Repurchase Value $48,300,000, collateralized by U.S. Treasury Notes/Bonds, 3.375%, 5/15/44, with a value of $49,266,000)	48,300	48,300
	HSBC Bank USA, 0.070%, 11/2/20 (Dated 10/30/20, Repurchase Value $41,600,000, collateralized by U.S. Treasury Notes/Bonds, 1.875%–4.625%, 9/30/22–2/15/40, with a value of $42,432,000)	41,600	41,600
	HSBC Bank USA, 0.090%, 11/2/20 (Dated 10/30/20, Repurchase Value $161,401,000, collateralized by Federal Home Loan Mortgage Corp., 3.500%–4.500%, 2/1/35–2/1/50 and Federal National Mortgage Association, 2.500%–5.000%, 12/1/25–10/1/50, with a value of $164,628,000)	161,400	161,400
	Naxtixis SA, 0.070%, 11/2/20 (Dated 10/30/20, Repurchase Value $208,801,000, collateralized by U.S. Treasury Notes/Bonds, 0.125%–5.375%, 1/31/21–8/15/45 and U.S. Treasury Inflation Indexed Notes/Bonds, 0.125%–1.125%, 1/15/21–2/15/42, with a value of $212,976,000)	208,800	208,800

	Face Amount ($000)	Market Value ($000)
Nomura International plc, 0.070%, 11/2/20 (Dated 10/30/20, Repurchase Value $99,801,000, collateralized by U.S. Treasury Bill, 0.000%, 11/5/20–4/29/21, with a value of $101,796,000)	99,800	99,800
RBC Capital Markets LLC, 0.080%, 11/2/20 (Dated 10/30/20, Repurchase Value $10,700,000, collateralized by Federal Home Loan Mortgage Corp., 2.500%, 10/1/50 and Federal National Mortgage Association, 2.000%–4.000%, 5/1/47–8/1/50, with a value of $10,914,000)	10,700	10,700
Wells Fargo & Co., 0.090%, 11/2/20 (Dated 10/30/20, Repurchase Value $37,300,000, collateralized by Federal National Mortgage Association, 2.000%, 10/1/50, with a value of $38,046,000)	37,300	37,300
		1,202,000
U.S. Government and Agency Obligations (0.4%)
U.S. Cash Management Bill, 0.091%, 2/16/21	75,000	74,980
U.S. Cash Management Bill, 0.103%, 4/6/21	75,000	74,967
		149,947
Total Temporary Cash Investments (Cost $1,356,294)		1,356,295
Total Investments (100.4%) (Cost $30,318,850)		46,208,844
Other Assets and Liabilities—Net (-0.4%)		(168,946)
Net Assets (100%)		46,039,898
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value was $309,785,000, representing 0.7% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,122,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,253,000 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	32,165,764	—	—	32,165,764
Common Stocks—Other	453,303	12,233,482	—	12,686,785
Temporary Cash Investments	4,348	1,351,947	—	1,356,295
Total	32,623,415	13,585,429	—	46,208,844

E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2020 Market Value ($000)
Agios Pharmaceuticals Inc.	313,603	—	—	—	(55,732)	—	—	257,871
Alkermes plc	232,465	3,802	—	—	(15,179)	—	—	221,088
Allscripts Healthcare Solutions Inc.	84,472	—	—	—	14,768	—	—	99,240
Alnylam Pharmaceuticals Inc.	1,064,513	—	168,177	58,180	43,737	—	—	998,253
Bluebird Bio Inc.	366,946	38,683	—	—	(129,564)	—	—	276,065
Eisai Co. Ltd.	1,391,076	—	47,794	(692)	45,792	12,331	—	1,388,382
Ironwood Pharmaceuticals Inc. Class A	127,468	3,300	—	—	(23,056)	—	—	107,712
Mylan NV	978,113	68,995	—	—	(317,406)	—	—	729,702
Nektar Therapeutics Class A	266,379	—	—	—	(54,240)	—	—	212,139
Portola Pharmaceuticals Inc.	NA1	8,333	84,216	(78,477)	108,272	—	—	—
UCB SA	1,060,486	—	131,275	30,623	51,403	12,679	—	1,011,237
Vanguard Market Liquidity Fund	115,658	NA2	NA2	(7)	(18)	—	—	4,348
Total	6,001,179			9,627	(331,223)	25,010	—	5,306,037
1	Not applicable—at January 31, 2020, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.